Summarized Information about Share Options Exercisable and Outstanding (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	1,159,346
Share options exercisable, weighted average exercise price	$ 26.62
Share options outstanding, number of shares | shares	561,736
Share options outstanding, weighted average exercise price	$ 27.85
$7.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 7.10
Share options exercisable, number of shares | shares	16,757
Share options exercisable, weighted average exercise price	$ 7.10
Share options outstanding, number of shares | shares	16,757
Share options outstanding, weighted average exercise price	$ 7.10
$14.17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 14.17
Share options exercisable, number of shares | shares	256,928
Share options exercisable, weighted average exercise price	$ 14.17
Share options outstanding, weighted average exercise price	$ 14.17
$16.50 - $16.97
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	105,052
Share options exercisable, weighted average exercise price	$ 16.73
Share options outstanding, number of shares | shares	105,052
Share options outstanding, weighted average exercise price	$ 16.73
$27.68
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 27.68
Share options exercisable, number of shares | shares	500
Share options exercisable, weighted average exercise price	$ 27.68
Share options outstanding, weighted average exercise price	$ 27.68
$28.05 - $28.54
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	356,370
Share options exercisable, weighted average exercise price	$ 28.26
Share options outstanding, number of shares | shares	279,070
Share options outstanding, weighted average exercise price	$ 28.26
$31.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 31.34
Share options exercisable, number of shares | shares	10,000
Share options exercisable, weighted average exercise price	$ 31.34
Share options outstanding, number of shares | shares	7,500
Share options outstanding, weighted average exercise price	$ 31.34
$34.14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 34.14
Share options exercisable, number of shares | shares	218,178
Share options exercisable, weighted average exercise price	$ 34.14
Share options outstanding, number of shares | shares	54,990
Share options outstanding, weighted average exercise price	$ 34.14
$38.36
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 38.36
Share options exercisable, number of shares | shares	195,561
Share options exercisable, weighted average exercise price	$ 38.36
Share options outstanding, number of shares | shares	98,367
Share options outstanding, weighted average exercise price	$ 38.36